ACQUISITIONS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2021
ACQUISITIONS

NOTE 4: BUSINESS COMBINATIONS AND ACQUISITIONS OF ASSETS

Tickeri

On June 3, 2021, the Company acquired the assets and liabilities of Tickeri noted below in in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows:

Cash	$127,377
Accounts receivables	23,587
Goodwill	20,086,664
Accounts payable and accrued expenses	(87,071)
SBA EIDL	(150,000)
PPP loan	(557)
$20,000,000

The consideration paid for the acquisition of Tickeri was as follows:

Common stock	$10,000,000
Notes payable	10,000,000
Total consideration	$20,000,000

The Acquisition has been accounted for under the acquisition method of accounting. Under the acquisition method of accounting, the total acquisition consideration price was allocated to the assets acquired and liabilities assumed based on their preliminary estimated fair values. The fair value measurements utilize estimates based on key assumptions of the Acquisition, and historical and current market data. The excess of the purchase price over the total of the estimated fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed is recognized as goodwill. The Company has estimated the preliminary purchase price allocations based on historical inputs and data as of June 3, 2021. The preliminary allocation of the purchase price is based on the best information available and is pending, amongst other things: (i) the finalization of the valuation of the fair values and useful lives of tangible assets acquired; (ii) the finalization of the valuations and useful lives for the intangible assets acquired; (iii) finalization of the valuation of accounts payable and accrued expenses; and (iv) finalization of the fair value of non-cash consideration.

The Company has up to one-year from the date of acquisition to adjust any of the acquired assets and liabilities for information obtained during this measurement period. If new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of additional assets or liabilities as of the acquisition date or a re-allocation of assets and liabilities is necessary, the Company will adjust these figures. The Company has performed an analysis on the purchase price allocation and has determined that there are no adjustments to be made from the original allocation.

The goodwill is not expected to be deductible for tax purposes.

Monster

On June 30, 2021, the Company acquired the assets and liabilities of Monster noted below in in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows:

Cash	$3,017
Accounts receivables	379,012
Goodwill	8,648,104
Due to seller	(379,012)
Accounts payable and accrued expenses	(98,754)
Notes payable – related parties	(486,250)
PPP loan	(66,117)
$8,000,000

The consideration paid for the acquisition of Monster was as follows:

Convertible notes payable	$7,500,000
Non-convertible notes payable	500,000
Total consideration	$8,000,000

The Acquisition has been accounted for under the acquisition method of accounting. Under the acquisition method of accounting, the total acquisition consideration price was allocated to the assets acquired and liabilities assumed based on their preliminary estimated fair values. The fair value measurements utilize estimates based on key assumptions of the Acquisition, and historical and current market data. The excess of the purchase price over the total of the estimated fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed is recognized as goodwill. The Company has estimated the preliminary purchase price allocations based on historical inputs and data as of June 30, 2021. The preliminary allocation of the purchase price is based on the best information available and is pending, amongst other things: (i) the finalization of the valuation of the fair values and useful lives of tangible assets acquired; (ii) the finalization of the valuations and useful lives for the intangible assets acquired; (iii) finalization of the valuation of accounts payable and accrued expenses; and (iv) finalization of the fair value of non-cash consideration.

The Company has up to one-year from the date of acquisition to adjust any of the acquired assets and liabilities for information obtained during this measurement period. If new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of additional assets or liabilities as of the acquisition date or a re-allocation of assets and liabilities is necessary, the Company will adjust these figures. The Company has performed an analysis on the purchase price allocation and has determined that there are no adjustments to be made from the original allocation.

The goodwill is not expected to be deductible for tax purposes.

BizSecure

On February 12, 2022, the Company entered into an asset purchase agreement with BizSecure, Inc. (“BizSecure”). The Company determined this was an acquisition of a business pursuant to the guidance provided in both ASC 805 and Rule 11-01(d) of Regulation S-X. BizSecure is not considered a significant subsidiary under Regulation S-X Rule 1-02(w). The Company acquired a customer relationship with the US Air Force and BizSecure’s Mobile ID technology. The Company entered into employment agreements with two BizSecure employees as part of the agreement to help integrate the Mobile ID technology into the Company’s larger suite of products and help operate the blockchain services division. The assets acquired from BizSecure represented the majority of the operations of the entity and BizSecure post-acquisition has only conducted nominal operations and has no employees. The Company issued to BizSecure 13,200,000 common shares and 26,800,000 restricted stock units that vest quarterly commencing April 1, 2022 for a period of two years. The shares and restricted stock units have a value of $6,756,000. The Company has included the value of $4,526,520 which represents the value of the restricted stock units in contingent consideration pursuant to ASC 805-10-55-25. Management considered several factors when making the determination to treat the RSUs as contingent consideration and not post-combination compensation, including, but not limited to, the following: (a) the RSUs are not automatically forfeited upon termination of the two key employees as those RSUs would vest if the employees were terminated without cause or if the employees resigned with good reasons; (b) all selling shareholders of BizSecure receive the same pro rata compensation; (c) the BizSecure shareholders hired by the Company receive compensation commensurate with other employees in the Company at the same level; (d) there are no adjustments to the RSUs based on earnings and thus there is no profit-sharing component to the RSUs; and (e) the parties desired for the compensation to be paid over time and not all up front. Therefore, the Company determined that the restricted stock units should be treated as contingent consideration.

Customer relationships	$275,000
Intellectual property - software	2,500,000
Goodwill	3,981,000
$6,756,000

The consideration paid for the acquisition of assets of BizSecure was as follows:

Common stock	$2,229,480
Contingent consideration (RSUs)	4,526,520
Total consideration	$6,756,000

The Acquisition has been accounted for under the acquisition method of accounting. Under the acquisition method of accounting, the total acquisition consideration price was allocated to the assets acquired and liabilities assumed based on their preliminary estimated fair values. The fair value measurements utilize estimates based on key assumptions of the Acquisition, and historical and current market data. The excess of the purchase price over the total of the estimated fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed is recognized as goodwill. The Company has estimated the preliminary purchase price allocations based on historical inputs and data as of February 12, 2022.

The preliminary allocation of the purchase price is based on the best information available and is pending, amongst other things: (i) the finalization of the valuation of the fair values and useful lives of tangible assets acquired; (ii) the finalization of the valuations and useful lives for the intangible assets acquired; and (iii) finalization of the fair value of non-cash consideration.

The Company has up to one-year from the date of acquisition to adjust any of the acquired assets and liabilities for information obtained during this measurement period. If new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of additional assets or liabilities as of the acquisition date or a re-allocation of assets and liabilities is necessary, the Company will adjust these figures.

The goodwill is not expected to be deductible for tax purposes.

Ixaya

On March 3, 2022, the Company acquired the assets and liabilities of Ixaya noted below in in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows:

Cash	$1,325
Accounts receivables	24,446
Goodwill	1,008,642
Intellectual property - software	650,000
Accounts payable and accrued expenses	(10,700)
Payable – officer	(9,834)
Note payable - bank	(13,879)
$1,650,000

The consideration paid for the acquisition of Ixaya was as follows:

Cash	$150,000
Common stock	1,500,000
Total consideration	$1,650,000

The Acquisition has been accounted for under the acquisition method of accounting. Under the acquisition method of accounting, the total acquisition consideration price was allocated to the assets acquired and liabilities assumed based on their preliminary estimated fair values. The fair value measurements utilize estimates based on key assumptions of the Acquisition, and historical and current market data. The excess of the purchase price over the total of the estimated fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed is recognized as goodwill. The Company has estimated the preliminary purchase price allocations based on historical inputs and data as of March 3, 2022. The preliminary allocation of the purchase price is based on the best information available and is pending, amongst other things: (i) the finalization of the valuation of the fair values and useful lives of tangible assets acquired; (ii) the finalization of the valuations and useful lives for the intangible assets acquired; (iii) finalization of the valuation of accounts payable and accrued expenses; and (iv) finalization of the fair value of non-cash consideration.

The Company has up to one-year from the date of acquisition to adjust any of the acquired assets and liabilities for information obtained during this measurement period. If new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of additional assets or liabilities as of the acquisition date or a re-allocation of assets and liabilities is necessary, the Company will adjust these figures. The Company has performed an analysis on the purchase price allocation and has determined that there are no adjustments to be made from the original allocation. During the three months ended March 31, 2022, the Company impaired $1,008,642 of the goodwill.

The goodwill was not expected to be deductible for tax purposes.

The following table shows the unaudited pro-forma results for the three months ended March 31, 2022 and 2021, as if the acquisitions had occurred on January 1, 2021. These unaudited pro forma results of operations are based on the historical financial statements and related notes of Tickeri, Monster, BizSecure, Ixaya and the Company for 2021, and BizSecure, Ixaya and the Company for 2022.

Three Months Ended March 31, 2021
(Unaudited)
Revenues	$413,644
Net loss	$(1,779,447)
Net loss per share	$(0.00)

Three Months Ended March 31, 2022
(Unaudited)
Revenues	$1,187,634
Net loss	$(12,304,705)
Net loss per share	$(0.01)

NOTE 4: ACQUISITIONS

Tickeri

On June 3, 2021 we acquired Tickeri, Inc. (“Tickeri”) in a debt and stock transaction totaling $20,000,000 following which Tickeri became a subsidiary of HUMBL. Tickeri is a leading ticketing, live events and box office SaaS platform featuring Latin events and artists throughout the United States, Latin America, and the Caribbean corridor. The purchase price for the stock purchase was $20,000,000 of which we must pay $10,000,000 in our common stock and $10,000,000 was paid through two promissory notes. The shares had a deemed value equal to the volume weighted average price per share of HUMBL common stock on the OTC Markets for the ten consecutive trading days ending with the complete trading day ending two trading days prior to the closing. We issued the two shareholders of Tickeri, Juan Gonzalez and Javier Gonzalez, 4,672,897 shares of our common stock each. We also issued to each of Juan and Javier Gonzalez a secured promissory note in the face amount of $5,000,000.

The promissory notes are due and payable on or before December 31, 2022, bear interest at the rate of 5% per annum and are secured by the equity interests of Tickeri. In the event of an uncured default by HUMBL under the promissory note, Juan and Javier Gonzalez have the right to recover the ownership of Tickeri and re-commence the business and operations of Tickeri free and clear of any claims or encumbrances by HUMBL. We intend to limit the integration of Tickeri’s assets with our assets until the promissory notes are paid in full. We agreed to register on Form S-1 within three months from the closing the shares issued to Juan and Javier Gonzalez and have the registration statement declared effective within six months of the closing date. Following the closing, Juan Gonzalez and Javier Gonzalez, entered into employment agreements having a term of 18 months, appointing them CEO of Tickeri and CTO of HUMBL, respectively.

The Company acquired the assets and liabilities noted below in in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows (subject to adjustment):

Cash	$127,377
Accounts receivables	23,587
Goodwill	20,086,664
Accounts payable and accrued expenses	(87,071)
SBA EIDL	(150,000)
PPP loan	(557)
$20,000,000

The consideration paid for the acquisition of Tickeri was as follows:

Common stock	$10,000,000
Notes payable	10,000,000
Total consideration	$20,000,000

The Acquisition has been accounted for under the acquisition method of accounting. Under the acquisition method of accounting, the total acquisition consideration price was allocated to the assets acquired and liabilities assumed based on their preliminary estimated fair values. The fair value measurements utilize estimates based on key assumptions of the Acquisition, and historical and current market data. The excess of the purchase price over the total of the estimated fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed is recognized as goodwill. The Company has estimated the preliminary purchase price allocations based on historical inputs and data as of June 3, 2021. The preliminary allocation of the purchase price is based on the best information available and is pending, amongst other things: (i) the finalization of the valuation of the fair values and useful lives of tangible assets acquired; (ii) the finalization of the valuations and useful lives for the intangible assets acquired; (iii) finalization of the valuation of accounts payable and accrued expenses; and (iv) finalization of the fair value of non-cash consideration.

The Company has up to one-year from the date of acquisition to adjust any of the acquired assets and liabilities for information obtained during this measurement period. If new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of additional assets or liabilities as of the acquisition date or a re-allocation of assets and liabilities is necessary, the Company will adjust these figures. The Company has performed an analysis on the purchase price allocation and has determined that there are no adjustments to be made from the original allocation.

The goodwill is not expected to be deductible for tax purposes.

Monster Creative, LLC

On June 30, 2021, we acquired Monster Creative, LLC (“Monster”). Monster is a Hollywood production studio that specializes in producing movie trailers and other related content. Monster was founded by Doug Brandt and Kevin Childress. Monster will collaborate with HUMBL in the production of NFTs and other digital content. The purchase price for all of the membership interests in Monster was paid through the issuance of one convertible note and one non-convertible note to each of Doug Brandt and Kevin Childress in the aggregate principal amount of $8,000,000. The convertible notes were issued to Doug Brandt (through an entity owned by him) and Kevin Childress in the aggregate principal amount of $7,500,000. The notes convert at the holder’s election at $1.20 per share, bear interest at 5% per annum and are due in 18 months from issuance. We also issued non-convertible notes to Doug Brandt and Kevin Childress in the aggregate amount of $500,000. These notes bear interest at the rate of 5% per annum and are due on April 1, 2022. Doug Brandt and Kevin Childress each entered into employment agreements with Monster having a term of three years. Doug Brandt was appointed as the CEO of Monster and Kevin Childress was appointed as its President and Creative Director.

The Company acquired the assets and liabilities noted below in in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows (subject to adjustment):

Cash	$3,017
Accounts receivables	379,012
Goodwill	8,648,104
Due to seller	(379,012)
Accounts payable and accrued expenses	(98,754)
Notes payable – related parties	(486,250)
PPP loan	(66,117)
$8,000,000

The consideration paid for the acquisition of Monster Creative, LLC was as follows:

Convertible notes payable	$7,500,000
Non-convertible notes payable	500,000
Total consideration	$8,000,000

The Acquisition has been accounted for under the acquisition method of accounting. Under the acquisition method of accounting, the total acquisition consideration price was allocated to the assets acquired and liabilities assumed based on their preliminary estimated fair values. The fair value measurements utilize estimates based on key assumptions of the Acquisition, and historical and current market data. The excess of the purchase price over the total of the estimated fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed is recognized as goodwill. The Company has estimated the preliminary purchase price allocations based on historical inputs and data as of June 30, 2021.

The preliminary allocation of the purchase price is based on the best information available and is pending, amongst other things: (i) the finalization of the valuation of the fair values and useful lives of tangible assets acquired; (ii) the finalization of the valuations and useful lives for the intangible assets acquired; (iii) finalization of the valuation of accounts payable and accrued expenses; and (iv) finalization of the fair value of non-cash consideration.

The Company has up to one-year from the date of acquisition to adjust any of the acquired assets and liabilities for information obtained during this measurement period. If new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of additional assets or liabilities as of the acquisition date or a re-allocation of assets and liabilities is necessary, the Company will adjust these figures. The Company has performed an analysis on the purchase price allocation and has determined that there are no adjustments to be made from the original allocation.

The goodwill is not expected to be deductible for tax purposes.

The following table shows the unaudited pro-forma results for the years ended December 31, 2021 and 2020, as if the acquisitions had occurred on January 1, 2020. These unaudited pro forma results of operations are based on the historical financial statements and related notes of Tickeri, Monster and the Company.

Year Ended December 31, 2021
(Unaudited)
Revenues	$3,121,680
Net loss	$(50,276,526)
Net loss per share	$(0.05)

Year Ended December 31, 2020
(Unaudited)
Revenues	$2,375,716
Net loss	$(763,007)
Net loss per share	$(0.00)

Monster Creative LLC [Member]
ACQUISITIONS

NOTE 7: ACQUISITION

On June 30, 2021, HUMBL, Inc. (“HUMBL”) acquired Monster. Monster was founded by Doug Brandt and Kevin Childress. Monster will collaborate with HUMBL in the production of NFTs and other digital content. The purchase price for all of the membership interests in Monster was paid through the issuance of one convertible note and one non-convertible note to each of Doug Brandt and Kevin Childress in the aggregate principal amount of $8,000,000. The convertible notes were issued to Doug Brandt (through an entity owned by him) and Kevin Childress in the aggregate principal amount of $7,500,000. The notes convert at the holder’s election at $1.20 per share of HUMBL, bear interest at 5% per annum and are due in 18 months from issuance. HUMBL issued non-convertible notes to Doug Brandt and Kevin Childress in the aggregate amount of $500,000. These notes bear interest at the rate of 5% per annum and are due on April 1, 2022. Doug Brandt and Kevin Childress each entered into employment agreements with Monster having a term of three years. Doug Brandt was appointed as the CEO of Monster and Kevin Childress was appointed as its President and Creative Director.